Organization and Principal Activities (Details) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 02, 2022	Aug. 03, 2020	May 31, 2017	Dec. 31, 2025	May 15, 2020
Organization and Principal Activities [Line Items]
Issuance of consumer credit (in Dollars)				$ 100,000,000
Variable interest entity				100.00%
Cash consideration (in Dollars)	$ 17,000,000
XRF Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Exchange for cash consideration (in Dollars)		$ 3,500,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares (in Shares)			10
Yongbao Two Ltd [Member]
Organization and Principal Activities [Line Items]
Ownership percentage					100.00%
S International Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%
Qingdao S Investment [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%
SOS Information Technology Co Ltd [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%
IPO [Member] | American Depository Shares [Member]
Organization and Principal Activities [Line Items]
Sold of ADS shares (in Shares)			11,500,000